Accounts payable and other liabilities (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and other liabilities [abstract]
Accounts and notes payable	¥ 15,496,475,000	¥ 12,059,004,000
Payables to contractors for construction	14,491,632,000	10,832,444,000
Retention payables to contractors	2,008,106,000	1,445,383,000
Amounts received in advance	1,504,926,000	365,887,000
Accrued interests	947,302,000	676,462,000
Others	4,451,691,000	3,367,437,000
Total	38,900,132,000	28,746,617,000
Notes payable secured by notes receivable	¥ 0	¥ 0